Vessels, net Vessel Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from vessel under construction to and other additions	$ 598
Vessel depreciation	27,895	$ 23,599
Property, Plant and Equipment, Net	$ 1,507,485		$ 1,534,782